Document and Entity Information	Nov. 30, 2022
Details
Registrant CIK	0001911467
Registrant Name	Circle Energy, Inc./NV
SEC Form	8-K
Period End date	Nov. 30, 2022
Tax Identification Number (TIN)	87-4125972
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-263384
Entity Address, Address Line One	8211 E Regal Place
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74133
City Area Code	918
Local Phone Number	994-0693
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false